Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Statement of comprehensive income [abstract]
Revenue from sale of goods	$ 195,497		$ 251,607
Revenue from provision of services	1,088		1,696
Excise taxes	(21,617)		(31,964)
Net revenue	174,968		221,339
Cost of sales	150,835		212,713
Gross profit before fair value adjustments	24,133		8,626
Changes in fair value of inventory and biological assets sold	57,487		106,072
Unrealized gain on changes in fair value of biological assets	(34,129)		(118,671)
Gross profit	775		21,225
Expense
General and administration	83,164		113,212
Sales and marketing	39,475		62,025
Acquisition costs	5,638		4,689
Research and development	4,921		10,389
Depreciation and amortization	14,916		48,602
Share-based compensation	10,764		13,757
Total	158,878		252,674
Loss from operations	(158,103)		(231,449)
Other Income (expense)
Legal settlement and contract termination fees	(2,644)		(1,227)
Interest and other income	14,252		4,507
Finance and other costs	(29,596)		(71,813)
Foreign exchange (loss) gain	5,975		(299)
Other (losses) gains	(5,109)		47,088
Restructuring charges	(325)		(3,131)
Impairment of property, plant and equipment	(22,249)		(259,115)
Impairment of investment in associates	(1,240)		(5,479)
Impairment of intangible assets and goodwill	(22,493)		(1,199,202)
Total	(63,429)		(1,488,671)
Loss before taxes	(221,532)		(1,720,120)
Income tax (expense) recovery
Current	(3,167)		(52)
Deferred, net	18,404		2,193
Income tax expense (recovery)	15,237		2,141
Net loss from continuing operations	(206,295)	$ (1,717,979)	(1,717,979)
Net loss	(206,295)		$ (1,717,979)
Other comprehensive loss (“OCI”) that will not be reclassified to net loss
Unrealized gain on marketable securities	(1,205)
Unrealized gain on marketable securities		(2,067)
Total	(1,205)	(2,067)
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Share of loss from investment in associates	0	(2)
Foreign currency translation (gain) loss	561	(2,641)
Total	561	(2,643)
Total other comprehensive (gain) loss	(644)	(4,710)
Comprehensive loss	(206,939)	(1,722,689)
Net loss attributable to:
Aurora Cannabis Inc.	(198,997)	(1,717,624)
Non-controlling interests	(7,298)	(355)
Comprehensive loss attributable to:
Aurora Cannabis Inc.	(199,641)	(1,722,334)
Non-controlling interests	$ (7,298)	$ (355)
Loss per share - basic and diluted
Basic (in CAD per share)	$ (0.62)	$ (7.99)	$ (7.99)
Diluted (in CAD per share)	$ (0.62)	$ (7.99)